Income Taxes - Summary of Reconciliation of Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
ACCOUNTING INCOME BEFORE TAX	$ 1,747,812	$ 2,406,109	$ 2,104,990
Total tax income (expense) using statutory rate	(471,909)	(649,649)	(568,347)
Tax effect of rates applied in other countries	(81,699)	(125,912)	(139,772)
Tax effect of non-taxable operations and benefits from tax losses and tax credits	94,578	633,125	402,989
Tax effect of non-deductible expenses for determining taxable profit (loss)	(111,780)	(109,892)	(145,156)
Tax effect of changes in income tax rates		(7,437)	4,662
Tax effect of adjustments to taxes in previous periods	4,250	23,419	7,692
Total adjustments to tax expense using statutory rate	(94,651)	413,303	130,415
Income tax benefit (expense), continuing operations	$ (566,560)	$ (236,346)	$ (437,932)
Total tax income (expense) using statutory rate	(27.00%)	(27.00%)	(27.00%)
Tax effect of rates applied in other countries	(4.67%)	(5.23%)	(6.64%)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	5.41%	26.31%	19.14%
Tax effect of non-deductible expenses for determining taxable profit (loss)	(6.40%)	(4.57%)	(6.90%)
Tax effect of changes in income tax rates		(0.31%)	0.22%
Tax effect of adjustments to taxes in previous periods	0.24%	0.97%	0.37%
Total adjustments to tax expense using statutory rate	(5.42%)	17.18%	6.20%
Income tax benefit (expense), continuing operations	(32.42%)	(9.82%)	(20.80%)